Equity - Summary of Authorized Shares And Others (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [line items]
Capital stock	₩ 3,802,676	$ 2,572,853	₩ 3,802,676
Ordinary shares
Disclosure of classes of share capital [line items]
Shares of common stock authorized	4,000,000,000	4,000,000,000	4,000,000,000
Par value | ₩ / shares	₩ 5,000		₩ 5,000
Shares of common stock issued	742,591,501	742,591,501	751,949,461
Capital stock | ₩	₩ 3,802,676		₩ 3,802,676